PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 3,300	$ 2,600
Property, plant and equipment, revalued assets, at cost	59,000	51,700
Property, plant and equipment, pledged as security	80,200	66,300
Real Estate
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation increase (decrease), property, plant and equipment	$ (159)	$ 323
Brazil | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Weighted-average remaining duration, property, plant, and equipment	32 years	32 years
Weighted-average remaining duration, property, plant, and equipment	32 years	32 years
Hydroelectric [Member] | Brazil | Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Renewal term, property, plant, and equipment	30 years
Renewal term, property, plant, and equipment	30 years